Goodwill and Intangible Assets, Net - Summary Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Weighted average Operating EBITDA multiple	9.7
United States [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Discount rate applied to cash flow projections	9.40%	10.10%	9.10%
Growth rate used to extrapolate cash flow projections	2.10%	2.00%	2.00%
United States [member] | Operating segments [member]
Disclosure Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk [Line Items]
Discount rate applied to cash flow projections	1.00%
Growth rate used to extrapolate cash flow projections	1.00%